Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
EQUITY

NOTE 7 - EQUITY

On September 30, 2014, the Company had 981,345,686 issued and outstanding and the Company had 8,000,000,000 shares of common stock authorized.

Each share of common stock shall have one (1) vote per share for all purpose. The common stock does not provide a preemptive, subscription or conversion rights and there are no redemption or sinking fund provisions or rights. The Company’s common stock holders are not entitled to cumulative voting for election of Board of Directors.

Nine months ended September 30, 2014

Stock Issued for Cash

During the nine months ended September 30, 2014, the Company issued 2,283,333 shares of common stock for proceeds of $43,000.

Stock Issued for Services

During the nine months ended September 30, 2014, the Company issued 116,523,601 shares of common stock valued at $5,937,384 as follows:

Date	Number of Shares
Period ended March 31, 2014	41,723,601
Period ended June 30, 2014	3,450,000
Period ended September 30, 2014	71,350,000
Total	116,523,601

Stock Issued in Connection with the Conversion of Debt

During the three months ended March 31, 2014, the Company issued 1,930,000 shares of common stock valued at $87,572 for the conversion of the principal and accrued interest of debt held by 2 convertible debt holders. During the three months ended June 30, 2014 the Company issued 4,429,107 shares of common stock valued at $46,337. During the three months ended September 30, 2014 the Company issued 567,572,283 shares of common stock valued at $504,997. The fair value of the shares issued for the conversion of debt was recorded as a reduction in convertible notes payable and accrued interest payable for the nine months ended September 30, 2014.

Date	Number of Shares	Fair Value
March 31, 2014	1,930,000	$87,572
June 30, 2014	4,429,107	46,337
September 30, 2014	567,572,283	504,997
Total	573,931,390	$638,906

Stock Issued in Connection with the Conversion of Accounts Payable

During the nine months ended September 30, 2014, the Company issued 233,379,633 shares of common stock valued at $158,742.

Stock Issued in Connection with the cashless warrants

During the nine months ended September 30, 2014, the Company issued 36,291,360 shares of common stock upon the exercise of cashless warrants. As at September 30, 2014, no more exercisable warrants remain outstanding.

Stock Issued for Deferred Financing Cost

During the six month period ended June 30, 2014, the Company issued 1,500,000 shares of common stock valued at $11,500 for deferred financing costs. The Company determined that this financing was not going to be completed and expensed it during the three months ended June 30, 2014.

During the nine month period ended September 30, 2014, the Company issued 15,625,000 of common stock valued at $125,000 for deferred financing costs. These costs will be amortized using the effective interest rate method.

Stock Issued and Issuable under Anti-Dilution Provisions

During the nine month period ended September 30, 2014, the Company issued 1,684,399 shares under anti-dilution provisions. As at September 30, 2014, the Company had 2,129,523,186 shares of common stock issuable under anti-dilution provisions.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value per share. The preferred stock may be divided into number of series as the Board of Directors may determine. The Board of Directors is authorized to determine and alter the rights, preferences, privileges and restrictions granted to and imposed upon any wholly issued series of preferred stock, and to fix the number of shares of any series of preferred stock and the designation of any such series of preferred stock. Currently there are 2,500 shares of Series A Convertible Super-Voting Preferred Stock issued and outstanding.

Series A Convertible Super-Voting Preferred Stock

The Board of Directors has designated a series of preferred stock entitled Series A Convertible Super-Voting Preferred Stock. Each of these preferred shares has a common stock conversion rate of 1/1000 of the total issued shares of the common stock of the Company at the time of conversion.  Furthermore, these preferred shares will at all times prior to their total conversion have a collective voting right equal to 50.00% of the total outstanding voting power of the corporation.  As a result of the issuance to the Chief Executive Officer of 2,500 shares of Series A Convertible Super-Voting Preferred Stock and his holdings of the Company’s common stock, the Chief Executive Officer has voting control of the Company, with the voting power to elect the Company’s Board of Directors.

Share Purchase Warrants

		Weighted Average
		Exercise
	Number of	Price
	Warrants	$

Balance, December 31, 2013	297	126
Cashless warrants exercised (1)	(297)	-
Balance, September 30, 2014	-	-

(1)	The Company issued 297 (59,325 pre-split) warrants during the year ended December 31, 2013. The exercise price per share of common stock under this warrant was $126 per share ($0.63 pre-split) subject to anti-dilution provisions.

If at any time after the earlier of (i) the six month anniversary of the date of the agreement and (ii) the completion of the then-applicable holding period required by Rule 144, or any successor provision then in effect, then these warrants may also be exercised, in whole or in part, at such time by means of a “cashless exercise” in which the Holder is entitled to receive a number of warrant shares equal to the quotient obtained by dividing [(A-B)(X)] by (A), where:

(A)	= the volume weighted average price on the trading day immediately preceding the date on which the holder elects to exercise this warrant by means of a “cashless exercise.”
(B)	= the exercise price of this warrant, adjusted for dilution provisions.
(X)	= the number of warrant shares that would be issuable upon exercise of warrant in accordance with the terms of this warrant if such exercise were by means of a cash exercise rather then a cashless exercise.

During the nine months ended September 30, 2014, the Company issued 36,291,360 shares of common stock upon the exercise of cashless warrants. As at September 30, 2014, no more warrants remain outstanding.

NOTE 8 – EQUITY

Common Stock

On December 31, 2013 the Company had 126,970 issued and outstanding and the Company had 800,000,000 common shares authorized (See Note 13).

Each share of common stock shall have one (1) vote per share for all purpose subject to the voting rights of the Company’s preferred shares (see below). Our common stock does not provide a preemptive, subscription or conversion rights and there are no redemption or sinking fund  provisions or rights. Our common stock holders are not entitled to cumulative voting for election of Board of Directors.

Fiscal Year Ended December 31, 2013

On December 18, 2013 the Company approved a 1 for 200 reverse stock split.

Stock Issued for Services

On November 12, 2013 the Company issued 875 of its common stock for consulting services with an estimated fair value of $21,350 per share and recorded an expense of $21,350.

Stock Issued for Cash

On November 4, 2013 the Company issued 2,762 of its common stock for $67,500. The shares issued are non-dilutable, up to 5% of the issued and outstanding capital stock of the Company. Should these shares be sold or transferred, this provision will cease to be in effect. At December 31, 2013, there are 2,022 shares of common stock issuable for the non-dilution provision.

Stock Cancelled

During the year ended December 31, 2013, the Company cancelled 57,000 shares of common stock as follows:

Date	Number of Shares
July 24, 2013	7,000
August 19, 2013	50,000
Total	57,000

Stock Issued in Connection with the Conversion of Debt

During the year ended December 31, 2013, the Company issued 3,000 shares of common stock  valued at $177,662 for the conversion of the principal and accrued interest of debt held by six (6) convertible debt holder. The Company also issued 5,000 shares of common stock valued at $32,700 for the conversion of the principal and accrued interest of debt held by one (1) convertible debt holders.  The conversion price was agreed to by the transacting parties.    The fair values of the shares of common stock issued for the conversion of debt was recorded as a reduction in convertible notes payable and accrued interest for the year ended December 31, 2013.

Date	Number of Shares	Fair Value
July 31, 2013	3,000	$177,662
December 4, 2013	5,000	$32,700
Total	8,000	$210,362

Stock Issued for Reverse Merger Acquisition

On August 15, 2013, the Company issued 75,000 shares of common stock of the Company.    The Company also issued 2,500 super voting preferred shares of the Company (see Note 11).

Stock Issuable for Services

At December 31, 2013, the Company had 11,872,817 shares issuable to consultant, officers and directors services performed during the year-ended December 31, 2013, recorded as consulting expenses of $1,448,410.

Fiscal Year Ended December 31, 2012

No shares were issued for the year ended December 31, 2012.

Preferred Stock

We are authorized to issue 10,000,000 shares of preferred stock, $0.001 par value per share. The preferred stock may be divided into number of series as our Board of Directors may determine. Our Board of Directors is authorized to determine and alter the rights, preferences, privileges and restrictions granted to and imposed upon any wholly issued series of preferred stock, and to fix the number of shares of any series of preferred stock and the designation of any such series of preferred stock. Currently there are 2,500 shares of Series A Convertible Super-Voting Preferred Stock issued and outstanding, held by the President.

Series A Convertible Super-Voting Preferred Stock

Our Board of Directors has designated a series of preferred stock entitled Series A Convertible Super-Voting Preferred Stock. Each of these preferred shares has a common stock conversion rate of 1/1000 of the total issued shares of the common stock of the purchaser at the time of conversion. Furthermore, these preferred shares will at all times prior to their total conversion have a collective voting right equal to 50% of the total outstanding voting power of the company. As of December 31, 2013 the President has voting control of the Company, with the voting power to elect the Company’s Board of Directors.

Share Purchase Warrants

		Weighted Average
		Exercise
	Number of	Price
	Warrants	$
Balance, December 31, 2011 and 2012	-	-
Warrants issued with convertible debentures	297	126

Balance, December 31, 2013	297	126

Details of share purchase warrants outstanding as of December 31, 2013 are:

Number of Warrants Outstanding and Exercisable
Number	Exercise Price per Share	Expiry Date

297	$126	November 8, 2019
297	$126